Consolidated Statements of Changes in Equity - USD ($)	Common stock outstanding	Additional paid-in capital	Amount due from immediate holding company	(Accumulated losses) retained earnings	Total
Balance at Dec. 31, 2021	$ 101	$ (101)		$ (384)	$ (384)
Balance (in Shares) at Dec. 31, 2021	2,525,000
Profit and total comprehensive income for the year				419,478	419,478
Balance at Dec. 31, 2022	$ 101	(101)		419,094	419,094
Balance (in Shares) at Dec. 31, 2022	2,525,000
Recapitalization		50,000	(50,000)
Profit and total comprehensive income for the year				925,563	925,563
Balance at Dec. 31, 2023	$ 101	49,899	(50,000)	1,344,657	1,344,657
Balance (in Shares) at Dec. 31, 2023	2,525,000
Issue of shares	$ 899	357,157			358,056
Issue of shares (in Shares)	22,475,000
Profit and total comprehensive income for the year				379,430	379,430
Balance at Dec. 31, 2024	$ 1,000	$ 407,056	$ (50,000)	$ 1,724,087	$ 2,082,143
Balance (in Shares) at Dec. 31, 2024	25,000,000